Advances to Suppliers - Schedule of Advance to Suppliers (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Advance to Suppliers [Abstract]
Advance to suppliers	$ 353,001	$ 775,607
Less: reserve for vendor non-performance on advances	(254,642)	(342,467)
Advance to suppliers, net	$ 98,359	$ 433,140